Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
SP Funds Dow Jones Global Sukuk ETF
Shareholder Report [Line Items]
Fund Name	SP Funds Dow Jones Global Sukuk ETF
Class Name	SP Funds Dow Jones Global Sukuk ETF
Trading Symbol	SPSK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds Dow Jones Global Sukuk ETF (the "Fund") for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com/spsk. You can also request this information by contacting us at (425) 409-9500 or by writing to SP Funds Dow Jones Global Sukuk ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	www.sp-funds.com/spsk
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds Dow Jones Global Sukuk ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What Factors Influenced Performance?

The Fund outperformed other dollar bond categories in 2025, supported by attractive yields, improving credit quality, and monetary easing. The Fund invests in investment-grade fixed income but has an average quality rating of A. Quality improvement helped higher-quality bonds perform well in 2025. The Fund tracks an index of USD-denominated global investment-grade sukuk of various maturities, weighted by market value. The global sukuk market maintained its strength in 2025, with foreign currency-denominated issuances reaching $80 billion. Global sukuks performed well despite external headwinds, including new U.S. tariffs and delayed interest rate cuts. According to a report by VanEck, as of October 31, 2025, sukuks yielded 6.5%, representing a 1.8% premium over the broad U.S. bond market and more than 2% above the 10-year U.S. Treasury bond yield. This performance is attributed to robust growth trends in emerging economies, driven by resilient domestic consumption, energy demand, and strong tech-related export performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended November 30, 2025	1 Year	5 Year	Since Inception (12/27/2019)
SP Funds Dow Jones Global Sukuk ETF	6.02%	0.79%	1.25%
Dow Jones Sukuk Total Return Index (ex-Reinvestment)	6.76%	1.90%	2.78%
Bloomberg Global Aggregate	5.57%	-1.94%	-0.36%

Performance Inception Date	Dec. 27, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.sp-funds.com/spsk for more recent performance information.
Net Assets	$ 429,517,000
Holdings Count | Holdings	165
Advisory Fees Paid, Amount	$ 1,622,753
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)

Fund Size (Thousands)	$429,517
Number of Holdings	165
Total Advisory Fee Paid	$1,622,753
Annual Portfolio Turnover	24%

Holdings [Text Block]

What did the Fund invest in?

(as of November 30, 2025)

Sector Breakdown

(% of total net assets)

Percentages are based on total net assets. Cash Equivalents represents other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
KSA Sukuk Ltd	14.2
Perusahaan Penerbit SBSN Indonesia III	10.7
Isdb Trust Services NO 2 SARL	8.0
Suci Second Investment Co	5.0
SA Global Sukuk Ltd	5.0
Saudi Electricity Sukuk Programme Co	4.6
KSA Ijarah Sukuk Ltd	3.2
DP World Crescent Ltd	3.0
Sharjah Sukuk Program Ltd	2.9
SRC Sukuk Ltd	2.7

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SP Funds S&P 500 Sharia Industry Exclusions ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P 500 Sharia Industry Exclusions ETF
Class Name	SP Funds S&P 500 Sharia Industry Exclusions ETF
Trading Symbol	SPUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds S&P 500 Sharia Industry Exclusions ETF (the "Fund") for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com/spus. You can also request this information by contacting us at (888) 123-4589 or by writing to SP Funds S&P 500 Sharia Industry Exclusions ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 123-4589
Additional Information Website	www.sp-funds.com/spus
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P 500 Sharia Industry Exclusions ETF	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What Factors Influenced Performance?

The Fund outperformed the S&P 500® Index in 2025. Factors contributing to this performance included the Fund's debt-exclusion strategy, ethical alignment, and a portfolio orientation toward higher quality and growth. This approach resulted in a high-quality portfolio, as the Fund’s market-cap-weighting approach and Sharia screening process select for companies with high profitability. This strength is reflected in the Fund's robust fundamentals, including a Return on Equity of 33.80% and net margins of 26.36%. Additionally, the Fund demonstrated advantages over the benchmark regarding liquidity and earnings strength, driven by effective risk control through strict debt management metrics such as debt-to-equity and interest coverage ratios.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended November 30, 2025	1 Year	5 Year	Since Inception (12/17/2019)
SP Funds S&P 500 Sharia Industry Exclusions ETF	20.37%	17.33%	18.33%
S&P 500 Shariah Industry Exclusions Index	18.86%	16.73%	17.88%
S&P 500® Total Return Index	15.00%	15.28%	15.43%

Performance Inception Date	Dec. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.sp-funds.com/spus for more recent performance information.
Net Assets	$ 1,836,084,000
Holdings Count | Holdings	213
Advisory Fees Paid, Amount	$ 5,860,187
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Size (Thousands)	$1,836,084
Number of Holdings	213
Total Advisory Fee Paid	$5,860,187
Annual Portfolio Turnover	7%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	13.2
Apple, Inc.	12.7
Microsoft Corp.	11.2
Broadcom, Inc.	5.8
Alphabet, Inc.	5.7
Tesla, Inc.	3.7
Eli Lilly & Co.	2.6
Exxon Mobil Corp.	1.5
Johnson & Johnson	1.5
AbbVie, Inc.	1.2

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

SP Funds S&P Global REIT Sharia ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P Global REIT Sharia ETF
Class Name	SP Funds S&P Global REIT Sharia ETF
Trading Symbol	SPRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds S&P Global REIT Sharia ETF (the "Fund") for the period December 1 ,2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com/spre. You can also request this information by contacting us at (425) 409-9500 or by writing to SP Funds S&P Global REIT Sharia ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	www.sp-funds.com/spre
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P Global REIT Sharia ETF	$49	0.50%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What Factors Influenced Performance?

Despite a -4.32% return for the period ended November 30, 2025, the Fund has closed the year with solid performance, aligning with REIT's long-term historical averages. The performance was driven by an expected economic soft landing, lower interest rates, and narrowing valuation gaps between public and private real estate markets. These factors, coupled with robust fundamentals in key property sectors and proactive capital-raising strategies, helped SPRE to gain a solid return despite lingering challenges. The FTSE Nareit All Equity REITs Index did a double-digit total return in 2025, consistent with its 25-year historical average of 10%. Favorable REIT conditions included expectations of a U.S. economic soft landing, lower interest rates, and convergence in public-private real estate valuations. Industrial, data centers, telecommunications, healthcare, and self-storage experienced strong growth, while traditional sectors like multifamily and retail  recalibrated after periods of volatility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended November 30, 2025	1 Year	Since Inception (12/29/2020)
SP Funds S&P Global REIT Sharia ETF	-4.32%	3.68%
S&P Global All Equity REIT Shariah Capped Index	-4.55%	4.17%
S&P 500® Total Return Index	15.00%	14.85%

Performance Inception Date	Dec. 29, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.sp-funds.com/spre for more recent performance information.
Net Assets	$ 178,646,000
Holdings Count | Holdings	27
Advisory Fees Paid, Amount	$ 789,746
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)

Fund Size (Thousands)	$178,646
Number of Holdings	27
Total Advisory Fee Paid	$789,746
Annual Portfolio Turnover	49%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Welltower, Inc.	13.2
Prologis, Inc.	12.5
Goodman Group	11.9
Equinix, Inc.	11.3
Weyerhaeuser Co.	4.9
Mid-America Apartment Communities, Inc.	4.9
Charter Hall Group	4.9
EastGroup Properties, Inc.	4.8
Camden Property Trust	4.8
Sun Communities, Inc.	4.8

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.